Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2025
Property, plant and equipment.
Schedule of useful lives of property, plant and equipment

Freehold buildings	20 to 50 years
Leasehold land and buildings	Lease term or 20 to 50 years
Plant and machinery	10 to 20 years
Equipment and vehicles	3 to 10 years

Schedule of property, plant and equipment

	Land and buildings £m	Plant, equipment and vehicles £m	Assets under construction £m	Total £m
Cost at 1 January 2024	970	1,708	373	3,051
Hyperinflation adjustment	3	6	4	13
Exchange adjustments	(11)	(25)	(10)	(46)
Additions	–	–	250	250
Additions from business acquisitions	(2)	1	–	(1)
Disposals and write-offs	(2)	(32)	(3)	(37)
Reclassifications	54	231	(276)	9
Cost at 31 December 2024	1,012	1,889	338	3,239
Hyperinflation adjustment	1	1	–	2
Exchange adjustments	(19)	(19)	(8)	(46)
Additions	4	8	310	322
Disposals and write-offs	(5)	(57)	(17)	(79)
Reclassifications	51	181	(235)	(3)
Cost at 31 December 2025	1,044	2,003	388	3,435

Depreciation at 1 January 2024	(330)	(925)	–	(1,255)
Hyperinflation adjustment	–	(3)	–	(3)
Exchange adjustments	1	12	–	13
Charge for the year	(34)	(138)	–	(172)
Disposals and write-offs	1	29	–	30
Reclassifications	–	(4)	–	(4)
Depreciation at 31 December 2024	(362)	(1,029)	–	(1,391)
Hyperinflation adjustment	–	1	–	1
Exchange adjustments	7	7	–	14
Charge for the year	(36)	(153)	–	(189)
Disposals and write-offs	4	50	–	54
Reclassifications	–	–	–	–
Depreciation at 31 December 2025	(387)	(1,124)	–	(1,511)

	Land and buildings £m	Plant, equipment and vehicles £m	Assets under construction £m	Total £m
Impairment at 1 January 2024	(3)	(6)	(7)	(16)
Exchange adjustments	–	1	1	2
Impairment losses	(1)	(17)	(15)	(33)
Disposals and write-offs	1	3	3	7
Reclassifications	–	1	–	1
Impairment at 31 December 2024	(3)	(18)	(18)	(39)
Exchange adjustments	1	(2)	–	(1)
Impairment losses	(2)	(30)	(1)	(33)
Disposals and write-offs	1	5	14	20
Reclassifications	–	–	–	–
Impairment at 31 December 2025	(3)	(45)	(5)	(53)

Depreciation and impairment at 31 December 2024	(365)	(1,047)	(18)	(1,430)
Depreciation and impairment at 31 December 2025	(390)	(1,169)	(5)	(1,564)

Net book value at 31 December 2024	647	842	320	1,809
Net book value at 31 December 2025	654	834	383	1,871